LEASES - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 276	$ 262
Short-term lease cost	7	10
Variable lease cost	162	186
Total lease cost	445	458
Research and development
Total lease cost	419	430
Selling, general and administrative
Total lease cost	$ 26	$ 28